Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis

	Fair Value Measurement at December 31, 2022 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2022
	RMB	RMB	RMB	RMB	US$
	(in thousands)
Cash equivalents
Time deposits	—	796,460	—	796,460	115,476
Short-term investments
Term deposits	—	14,267,056	—	14,267,056	2,068,529
Adjustable-rate financial products	—	5,003,746	—	5,003,746	725,475
Equity investments with readily determinable fair value	8,790	—	—	8,790	1,274
	8,790	20,067,262	—	20,076,052	2,910,754

	Fair Value Measurement at December 31, 2021 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2021
	RMB	RMB	RMB	RMB
	(in thousands)
Cash equivalents
Time deposits	—	892,598	—	892,598
Short-term investments
Term deposits	—	10,484,066	—	10,484,066
Adjustable-rate financial products	—	6,007,859	—	6,007,859
Equity investments with readily determinable fair value	4,342	—	—	4,342
	4,342	17,384,523	—	17,388,865